VARIABLE INTEREST ENTITIES:	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES:
VARIABLE INTEREST ENTITIES:

4. VARIABLE INTEREST ENTITIES:

Viance LLC Joint Venture

Viance is a joint venture between the Timber Treatment Chemicals business of the Performance Additives segment and Dow that provides an extensive range of advanced wood treatment technologies and services to the global wood treatment industry.The Company has concluded that Rockwood is the primary beneficiary of Viance and as such has consolidated the joint venture. This conclusion was made as Rockwood has the obligation to absorb losses of Viance that could potentially be significant to Viance and/or the right to receive benefits from Viance that could potentially be significant to Viance. In addition, CSI has the power to direct the activities of Viance that most significantly impact Viance's performance, as Viance does not own manufacturing facilities.As a result, Viance primarily relies on CSI to provide product and distribution requirements through a supply agreement.

At December31, 2011 and 2010, no consolidated assets of the Company were pledged as collateral for any obligations of Viance and the general creditors of Viance had no recourse against the Company.Viance's assets can only be used to settle direct obligations of Viance.

The carrying values of the assets and liabilities of the Viance joint venture included in the Consolidated Balance Sheets are as follows:

	December31,
	2011	2010
Cash and cash equivalents	$2.9	$6.6
Other current assets	10.8	17.7
Total current assets	13.7	24.3
Other intangible assets, net	65.1	71.6
Other assets	3.1	3.6
Total assets	$81.9	$99.5

Total liabilities	$4.8	$11.2

Titanium Dioxide Pigments Venture

In September2008, the Company completed the formation of a Titanium Dioxide Pigments venture with Kemira Oyj ("Kemira") that focuses on specialty titanium dioxide pigments. The venture includes the combination of the Company's titanium dioxide pigments and functional additives businesses, including its production facility in Duisburg, Germany, and Kemira's titanium dioxide business, including Kemira's titanium dioxide plant in Pori, Finland.The Company has not identified significant variable interests in this venture and accordingly has concluded that this venture does not meet the definition of a variable interest entity ("VIE"). The Company owns 61% of the venture and consolidates it based on the "voting interest" model given its majority ownership and ability to control decision making. Kemira only has certain "protective rights" to limit Rockwood's control.

In conjunction with this venture, there is a power plant that is legally owned and operated by a Finnish power cooperative ("PVO").Kemira is a cooperative participant and has an indirect interest in the power plant via ownership of a special share class. The venture utilizes the majority of power supplied. This power plant was determined to be a VIE as the equity holders of the power plant as a group (including Kemira) lack the ability to influence decision making since PVO effectively controls the power plant. It was determined that Rockwood and Kemira jointly form the primary beneficiary of the power plant. The venture has a long-term agreement expiring in August2018 to purchase steam and electricity ("energy") from Kemira. Due to the terms of this agreement under which Kemira has the risks and benefits of the majority of the expected life of the power plant, the Company concluded that Kemira is the party most closely associated with the venture and therefore is the primary beneficiary within the related party group. Accordingly, the Company does not consolidate the power plant. Apart from routine payables to Kemira or the PVO in connection with this agreement, no results or balances of the power plant are reflected in the Company's financial statements. See "Related Party Transactions" section of Note 1, "Basis of Presentation and Significant Accounting Policies," for more details regarding the energy agreement.

Other

Rockwood has several unconsolidated ventures, primarily within the Surface Treatment segment. Two of these ventures do not fit the criteria for classification as a VIE as they are financially self-sustaining, "50/50" ventures both as to control and economics. Other ventures manufacture and market products in China and an additional venture is a service provider at a key manufacturing facility. As the parties share risks and benefits disproportionate to their voting interests, the Company has concluded that these ventures are VIEs. However, the Company has also concluded that it should not consolidate these VIEs as it is not the primary beneficiary. The Company does not have the power and/or ability to direct the activities most affecting venture performance due to governance structure and significant expertise provided and/or functions performed by its venture partners. As of December31, 2011 and 2010, Rockwood's aggregate net investment in these ventures was $18.6 million and $14.1 million, respectively. These investments are classified as "Other assets" in the Consolidated Balance Sheet and represents Rockwood's approximate exposure to losses on these investments. Rockwood does not guarantee debt for or have other financial support obligations to these ventures.